Cost of Revenues, Selling Expenses and Administrative Expenses (Tables)	12 Months Ended
Dec. 31, 2023
Cost of Revenues, Selling Expenses and Administrative Expenses
Schedule of depreciation, amortization and other amortization included in cost of sales, selling expenses, administrative expenses and other expenses

	2023		2022		2021
Cost of revenues	Ps.	18,275,424	Ps.	17,918,347	Ps.	17,126,606
Selling expenses		237,581		357,681		273,479
Administrative expenses		3,378,212		3,194,636		2,982,361
Discontinued operations		—		121,874		1,365,067
	Ps.	21,891,217	Ps.	21,592,538	Ps.	21,747,513

Schedule of expenses related to IFRS 16 included in cost of sales, selling expenses and administrative expenses

	2023			2022
Expenses relating to variable lease payment not included in the measurement of the lease liability	Ps.	746,404	Ps.	639,261
Expenses relating to short-term leases and leases of low-value assets		245,752		194,016
Total	Ps.	992,156	Ps.	833,277

Schedule of expenses related to short term employee benefits, share-based compensation expenses and post-employment benefits

	2023		2022		2021
Short-term employee benefits	Ps.	15,561,034	Ps.	15,064,471	Ps.	12,807,423
Other short-term employee benefits		795,740		1,130,535		1,711,945
Share-based compensation		748,500		968,628		903,764
Post-employment benefits		87,657		151,389		140,857
Discontinued operations		—		251,350		6,531,559
	Ps.	17,192,931	Ps.	17,566,373	Ps.	22,095,548